Income Taxes (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income taxes
Federal
State
Foreign	909	2,034	3,726
Total Deferred	909	2,034	3,726
Foreign	1,653	886	776
Total Current	1,653	886	776
Total income tax provision	$ 2,562	$ 2,920	$ 4,502